Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	5.81371%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,857,834.95

Principal:
Principal Collections	$29,163,709.78
Prepayments in Full	$15,021,525.54
Liquidation Proceeds	$642,826.43
Recoveries	$99,774.99
Sub Total	$44,927,836.74
Collections	$49,785,671.69

Purchase Amounts:
Purchase Amounts Related to Principal	$62,331.42
Purchase Amounts Related to Interest	$589.62
Sub Total	$62,921.04

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,848,592.73

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	12
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$49,848,592.73
Servicing Fee	$980,290.98	$980,290.98	$0.00	$0.00	$48,868,301.75
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$48,868,301.75
Interest - Class A-2a Notes	$1,146,297.72	$1,146,297.72	$0.00	$0.00	$47,722,004.03
Interest - Class A-2b Notes	$940,070.12	$940,070.12	$0.00	$0.00	$46,781,933.91
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$44,694,292.24
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$44,394,908.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,394,908.91
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$44,175,613.24
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,175,613.24
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$44,025,202.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,025,202.32
Regular Principal Payment	$52,201,580.43	$44,025,202.32	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$49,848,592.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$44,025,202.32
Total					$44,025,202.32

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$25,681,368.02	$73.38	$1,146,297.72	$3.28	$26,827,665.74	$76.66
Class A-2b Notes	$18,343,834.30	$73.38	$940,070.12	$3.76	$19,283,904.42	$77.14
Class A-3 Notes	$0.00	$0.00	$2,087,641.67	$4.36	$2,087,641.67	$4.36
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$44,025,202.32	$27.88	$4,843,099.43	$3.07	$48,868,301.75	$30.95

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$246,958,216.86	0.7055949	$221,276,848.84	0.6322196
Class A-2b Notes	$176,398,726.33	0.7055949	$158,054,892.03	0.6322196
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,052,296,943.19	0.6664578	$1,008,271,740.87	0.6385751

Pool Information
Weighted Average APR	4.951%	4.968%
Weighted Average Remaining Term	48.02	47.25
Number of Receivables Outstanding	39,114	38,243
Pool Balance	$1,176,349,171.94	$1,130,797,812.14
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,086,295,705.49	$1,044,688,892.88
Pool Factor	0.6841702	0.6576773

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$86,108,919.26
Targeted Overcollateralization Amount	$130,702,449.38
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$122,526,071.27

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		98	$660,966.63
(Recoveries)		37	$99,774.99
Net Loss for Current Collection Period			$561,191.64
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5725%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5878%
Second Prior Collection Period			0.5270%
Prior Collection Period			0.4095%
Current Collection Period			0.5838%
Four Month Average (Current and Prior Three Collection Periods)			0.5270%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		842	$4,825,149.30
(Cumulative Recoveries)			$439,283.67
Cumulative Net Loss for All Collection Periods			$4,385,865.63
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2551%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,730.58
Average Net Loss for Receivables that have experienced a Realized Loss			$5,208.87

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.97%	284	$10,923,986.65
61-90 Days Delinquent	0.22%	59	$2,502,173.99
91-120 Days Delinquent	0.03%	7	$389,639.87
Over 120 Days Delinquent	0.03%	7	$383,783.02
Total Delinquent Receivables	1.26%	357	$14,199,583.53

Repossession Inventory:
Repossessed in the Current Collection Period		21	$862,567.35
Total Repossessed Inventory		36	$1,586,969.94

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1525%
Prior Collection Period			0.1662%
Current Collection Period			0.1909%
Three Month Average			0.1699%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2897%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	12

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	115	$5,010,277.64
2 Months Extended	149	$6,550,621.10
3+ Months Extended	29	$1,111,843.19

Total Receivables Extended	293	$12,672,741.93
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer